Note 34 - Nationalization of Venezuelan Subsidiaries (Details Textual) - TALTA—TRADING E MARKETING SOCIEDADE UNIPESSOAL LDA. [member] - VENEZUELA - USD ($) $ in Millions			12 Months Ended
	Dec. 12, 2016	Jan. 29, 2016	Dec. 31, 2022	Jan. 25, 2023	Nov. 05, 2021	Aug. 24, 2021	Jul. 17, 2020
Awards purchase agreement [member]
Disclosure of subsidiaries [line items]
Purchase agreement				$ 81.0
Non-refundable signing payment as reimbursement of expenses				$ 1.0
Matesi Materiales Siderúrgicos S.A [member] | ICSID in Washington D.C. [member]
Disclosure of subsidiaries [line items]
Nationalization of subsidiaries, compensation award not including pre-award interest		$ 87.3
Nationalization of subsidiaries, pre-award interest		85.5
Nationalization of subsidiaries, compensation award including pre-award interest and legal fees		173.0
Nationalization of subsidiaries, reimbursement of legal fees and administrative costs		$ 0.2
Nationalization of subsidiaries, grace period granted from date of award to make payment		6 months
Nationalization of subsidiaries, post-award interest rate		9.00%
Nationalization of subsidiaries, period of post-award interest from date of award to payment in default		6 months
Nationalization of subsidiaries, compensation award post-award interest			$ 144.7
Nationalization of subsidiaries, compensation award including including principal and post-award interest			317.7
Matesi Materiales Siderúrgicos S.A [member] | Federal court in District of Columbia [member]
Disclosure of subsidiaries [line items]
Nationalization of subsidiaries, compensation award including including principal and post-award interest							$ 256.4
Nationalization of subsidiaries, compensation award post-judgment interest			0.9
Nationalization of subsidiaries, compensation award including principal, post-award interest and post-judgment interest			257.3
Tavsa and Comsigua [member] | ICSID in Washington D.C. [member]
Disclosure of subsidiaries [line items]
Nationalization of subsidiaries, compensation award not including pre-award interest	$ 137.0
Nationalization of subsidiaries, pre-award interest	76.0
Nationalization of subsidiaries, reimbursement of legal fees and administrative costs	$ 3.3
Nationalization of subsidiaries, compensation award post-award interest			85.1
Nationalization of subsidiaries, compensation award including including principal and post-award interest			301.4
Nationalization of subsidiaries, interest rate basis spread	LIBOR
Nationalization of subsidiaries, basis spread on variable rate	4.00%
Tavsa and Comsigua [member] | Federal court in District of Columbia [member]
Disclosure of subsidiaries [line items]
Nationalization of subsidiaries, compensation award including including principal and post-award interest						$ 276.9
Nationalization of subsidiaries, compensation award post-judgment interest			0.2
Nationalization of subsidiaries, compensation award including principal, post-award interest and post-judgment interest			$ 280.9		$ 280.7